Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Long-Term Debt
Long-term debt	$ 988,458	$ 974,596
Less: current installments	92,847	90,956
Less: unamortized deferred loan issuance costs	2,325	2,378
Current portion of long-term debt	90,522	88,578
Amounts due after one year	895,611	883,640
Less: unamortized deferred loan issuance costs	4,520	5,092
Long-term debt, less current installments, and unamortized deferred loan issuance costs	891,091	878,548
$345 million loan facility
Long-Term Debt
Long-term debt	326,178	338,726
Debt instrument face amount	345,000	345,000
$320 million loan facility
Long-Term Debt
Long-term debt	207,077	222,133
Debt instrument face amount	320,000	320,000
$55 million revolving credit facility
Long-Term Debt
Long-term debt	20,000
Debt instrument face amount	55,000	55,000
Hilda Loan Facility [Member]
Long-Term Debt
Long-term debt	69,231	72,308
Torill Loan Facility [Member]
Long-Term Debt
Long-term debt		75,000
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	110,950
$172.5 million loan facility
Long-Term Debt
Long-term debt	38,540	45,340
Debt instrument face amount	172,500	172,500
Tove loan facility
Long-Term Debt
Long-term debt	79,699	81,883
$25 million revolving credit facility | NTT Finance Corporation [Member]
Long-Term Debt
Long-term debt	25,000	25,000
Debt instrument face amount	25,000	25,000
$25 million revolving credit facility | Shinsei
Long-Term Debt
Long-term debt	25,000	25,000
Debt instrument face amount	25,000	25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	$ 86,783	$ 89,206